Interests in associates, joint ventures and other investments (Tables)	12 Months Ended
Dec. 31, 2024
Investments accounted for using equity method [abstract]
Summary of Movements in Associates, Joint Ventures and Other Investments
The movements in 2024 and 2023 were as follows:

	Interests in associates	Other investments
	£m	£m
1 January 2023	305	370
Additions	39	2
Share of profits of associates	25	—
Share of other comprehensive income of associates	(1)	—
Dividends	(30)	—
Other movements	(12)	—
Exchange adjustments	(19)	—
Disposals	(5)	(10)
Revaluation of other investments through profit or loss	—	(26)
Revaluation of other investments through other comprehensive income	—	(3)
Impairment charges	(15)	—
31 December 2023	287	333
Additions	—	24
Share of profits of associates	34	—
Dividends	(29)	—
Other movements[1]	3	62
Exchange adjustments	(9)	—
Disposals	(10)	—
Revaluation of other investments through profit or loss	—	(14)
Revaluation of other investments through other comprehensive income	—	(7)
Impairment charges	(23)	—
31 December 2024	253	398
Note
[1]Other movements predominantly relates to a not material reclassification of investment funds from 'Trade and other receivables' to 'Other investments'.
Summary of Aggregate Financial Performance of Associates and Joint Ventures
The following table presents a summary of the aggregate financial performance of the Group’s associates.

	2024	2023	2022
	£m	£m	£m
Earnings/(losses) from associates (note 4)	36	70	(60)
Share of other comprehensive (loss)/income of associates	—	(1)	51
Share of total comprehensive earnings/(loss) of associates	36	69	(9)